CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other (expense) income - net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Insurance recoveries		$ 79.8
Net loss on disposition of assets	$ (14.8)	(14.3)
Foreign exchange gains (losses) and other - net	(12.5)	(1.1)
Other income - net	$ (27.3)	64.4
Tasiast Mill Fire
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Insurance recoveries		$ 77.1